Segment Reporting	12 Months Ended
Jun. 30, 2022
Segment Reporting [Abstract]
SEGMENT REPORTING
16.	SEGMENT REPORTING

The Company presents segment information after elimination of inter-company transactions. In general, revenue, cost of revenue and operating expenses are directly attributable, or are allocated, to each segment. The Company allocates costs and expenses that are not directly attributable to a specific segment, such as those that support infrastructure across different segments, to different segments mainly on the basis of usage, revenue or headcount, depending on the nature of the relevant costs and expenses. The Company does not allocate assets to its segments as the CODM does not evaluate the performance of segments using asset information.

Because distribution of dark tea products conducted by 39Pu was classified as discontinued operations (Note 4) for the years ended June 30, 2022, 2021 and 2020, the Company does not take into distribution of dark tea products as a segment.

As of June 30, 2022 and 2021, the Company had two segments, which is retail business by provision of high-quality tea beverages in its tea shop chain (“tea shop chain”) conducted by Hunan MYT, and to-be launched blockchain business conducted by Hunan BTB.

As of June 30, 2020, the Company had one segment, which is retail business by provision of high-quality tea beverages in its tea shop chain (“tea shop chain”) conducted by Hunan MYT. Accordingly the net loss from continuing operations were all allocated to the segment of tea shop chain.

The following tables present the summary of each segment’s financial performance which is considered as a segment operating performance measure, for the years ended June 30, 2022 and 2021:

	For the Years Ended June 30, 2022
	Tea shop chains	Blockchain business	Unallocated	Total
Revenues	$765,094	$-	$-	$765,094
Cost of revenues	$(450,310)	$-	$-	$(450,310)
General and administrative expenses	$(1,809,435)	$(2,976,619)	$(5,622,476)	$(10,408,530)
Other (expenses) income	$(283,111)	$(2,560,131)	$(410,116)	$(3,253,358)
Net income (loss) from continuing operations before income taxes	$(1,761,389)	$(5,536,750)	$(6,048,965)	$(13,347,104)

	For the Years Ended June 30, 2021
	Tea shop chains	Blockchain business	Unallocated	Total
Revenues	$358,515	$-	$-	$358,515
Cost of revenues	$(180,214)	$-	$-	$(180,214)
General and administrative expenses	$(992,884)	$(63,949)	$(7,722,761)	$(8,779,594)
Other income	$214,041	$47,905	$113,024	$374,970
Net income (loss) from continuing operations before income taxes	$(600,542)	$(16,044)	$(7,609,737)	$(8,226,323)